Consolidated Statements of Operations - costs of sales and services (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Operations
Merchant banking products and services	$ 22,102	$ 95,189	$ 119,552
Market value (increase) decrease on commodity inventories	0	(160)	109
Write-down of inventories	469	1,822
(Gain) loss on derivative contracts, net	0	(122)	794
Fair value gain on investment property, net of write-down of real estate for sale	(757)	(3,122)
Loss (gain) on dispositions of subsidiaries, net	546	(2,243)	(25,099)
Gains on settlements and derecognition of liabilities	(2,600)	(1,168)	(9,502)
Change in fair value of loan payable at FVTPL	549	979	167
Other, including medical and real estate sectors	6,561	5,386	9,188
Total costs of sales and services and other	$ 26,870	$ 96,561	$ 95,209